Note 15 - Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended
	Nov. 17, 2014	Aug. 15, 2014	May 15, 2014	Dec. 23, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 08, 2013	Feb. 17, 2015	Nov. 18, 2014	Dec. 15, 2014
Note 15 - Stockholders' Equity (Details) [Line Items]
Stock Repurchased During Period, Shares					0	0	0
Preferred Stock, Shares Authorized					500,000	500,000
Preferred Stock, Shares Issued				26,000	10,000	26,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)				$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				833,333	833,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 4.68
Preferred Stock, Dividend Rate, Percentage					5.00%
Period for Preferred Stock Specified Dividend Rate					5 years
DividendRateAfterSpecifiedPeriod					9.00%
Preferred Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 22.50	$ 22.50	$ 201.71			$ 0
Preferred Stock, Redemption Price Per Share (in Dollars per share)	$ 1,000		$ 1,000
Preferred Stock, Shares Outstanding					10,000	26,000				10,000
Preferred Stock [Member]
Note 15 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars)								$ 18.8
Stock Redeemed or Called During Period, Shares	6,000		10,000			0
Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Note 15 - Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)									10
Debt Instrument, Interest Rate, Stated Percentage									6.50%
Debt Instrument, Annual Principal Payment (in Dollars)					1						$ 1
Subsequent Event [Member]
Note 15 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid (in Dollars per share)									$ 22.50
Preferred Stock, Redemption Price Per Share (in Dollars per share)									$ 1,000
Preferred Stock, Redemption Shares									10,000
Notes Payable, Other Payables [Member]
Note 15 - Stockholders' Equity (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											6.50%